Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BNY Mellon Variable Investment Fund
Entity Central Index Key	0000813383
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 12, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021